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                                                                        1933 Act
                                                                     Rule 485(b)

                                                                       VIA EDGAR

August 15, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: PHL Variable Accumulation Account
    PHL Variable Insurance Company
    Post-Effective Amendment No. 25 to Form N-4
    File Nos. 333-68164 and 811-08914

To the Commission Staff:

Transmitted herewith on behalf of PHL Variable Accumulation Account (the 'Registrant") is Post-Effective Amendment No. 25 to the above-captioned registration statement, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act") and Post-Effective Amendment No. 136 under the Investment Company Act of 1940.

The undersigned represents that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Very truly yours,


/s/ Michele Drummey
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Michele Drummey
Counsel
PHL Variable Insurance Company